Note 11 - Stock Incentive Plan (Details) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended					1 Months Ended
	Apr. 21, 2014	Jun. 24, 2011	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 19, 2014	Dec. 18, 2013 Sovereign Holdings Inc. [Member]	Dec. 18, 2013 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member]
Note 11 - Stock Incentive Plan (Details) [Line Items]
Allocated Share-based Compensation Expense				$ 69,000	$ 345,000	$ 378,000	$ 1,412,000				$ 80,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			0		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value				50,000	309,000	51,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)			0		28,214
Shares, Issued (in Shares)									7,148
Share Price (in Dollars per share)		$ 0.01						$ 8.404	$ 11.20	$ 11.20
Dividends			$ 0	$ 0	$ 0	$ 0	$ 0
Stockholders' Equity Note, Stock Split, Conversion Ratio	7	10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)					$ 66.24	$ 365.75	$ 335.65
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)										7,142
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										6 months